Subsequent Events (Details) - Subsequent Event [Member] - USD ($)		2 Months Ended
	Jan. 30, 2024	May 30, 2023
Subsequent Events (Details) [Line Items]
Warrant holders claims	$ 10,000,000
Proceeds of convertible note		$ 5,800,000